FSS2 P-3



                          SUPPLEMENT DATED JUNE 1, 2006
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
  (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN TECHNOLOGY FUND, FRANKLIN
    GLOBAL HEALTH CARE FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND, FRANKLIN
                             NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 2005


The prospectus is amended to revise the table under "Example" in the "Fees and Expenses" section for Franklin Natural Resources Fund on page 77 as follows:


                              1 YEAR  3 YEARS    5 YEARS  10 YEARS
-------------------------------------------------------------------
CLASS A                       $679(1)   $899     $1,136    $1,816
CLASS C                        $276     $545      $939     $2,041
If you do not sell your shares:
CLASS C                        $176     $545      $939     $2,041

1. Assumes a contingent deferred sales charge (CDSC) will not apply.



               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.